Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities available for sale, amortized cost	$ 146,312	$ 107,528
Investment securities available for sale, gross unrealized gains	1,851	185
Investment securities available for sale, gross unrealized losses	(73)	(121)
Securities available for sale	148,090	107,592
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	68,699	46,604
Investment securities available for sale, gross unrealized gains	1,313	47
Investment securities available for sale, gross unrealized losses	(3)	(65)
Securities available for sale	70,009	46,586
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Securities available for sale, amortized cost	31,025	8,004
Investment securities available for sale, gross unrealized gains	327	88
Investment securities available for sale, gross unrealized losses	0	0
Securities available for sale	31,352	8,092
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	99,821	54,777
Investment securities available for sale, gross unrealized gains	1,646	139
Investment securities available for sale, gross unrealized losses	(3)	(65)
Securities available for sale	101,464	54,851
Collateralized Mortgage Backed Securities [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	97
Investment securities available for sale, gross unrealized gains	6
Investment securities available for sale, gross unrealized losses	0
Securities available for sale	103
Other Marketable Securities [Member]
Securities available for sale, amortized cost	46,491	52,751
Investment securities available for sale, gross unrealized gains	205	46
Investment securities available for sale, gross unrealized losses	(70)	(56)
Securities available for sale	46,626	52,741
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Securities available for sale, amortized cost	45,029	49,974
Investment securities available for sale, gross unrealized gains	204	39
Investment securities available for sale, gross unrealized losses	0	(21)
Securities available for sale	45,233	49,992
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale, amortized cost	725	1,969
Investment securities available for sale, gross unrealized gains	1	7
Investment securities available for sale, gross unrealized losses	0	0
Securities available for sale	726	1,976
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Securities available for sale, amortized cost	37	108
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	0	0
Securities available for sale	37	108
Other Marketable Securities [Member] | Preferred Stock [Member]
Securities available for sale, amortized cost	700	700
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(70)	(35)
Securities available for sale	$ 630	665
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost		169
Investment securities available for sale, gross unrealized gains		4
Investment securities available for sale, gross unrealized losses		0
Securities available for sale		$ 173